PIMCO Variable Insurance Trust

Supplement Dated April 16, 2026 to the

Administrative Class Prospectus, Institutional Class Prospectus and Advisor Class Prospectus (each, a “Prospectus”) and Statement of Additional Information each dated April 30, 2025, each as supplemented from time to time

Disclosure Related to the PIMCO Balanced Allocation Portfolio and PIMCO Global Managed Asset Allocation Portfolio (each, a “Portfolio” and together, the “Portfolios”)

Effective immediately, Erin Browne no longer manages the Portfolios. Therefore, effective immediately, all references to Ms. Browne in the Prospectus and Statement of Additional Information are removed in their entirety.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_041626

PIMCO Variable Insurance Trust

Supplement Dated April 16, 2026 to the

Administrative Class Prospectus, Institutional Class Prospectus and Advisor Class Prospectus (each a “Prospectus” together, the “Prospectuses”)

each dated April 30, 2025, each as supplemented from time to time

Disclosure Related to the PIMCO Global Managed Asset Allocation Portfolio (the “Portfolio”)

Effective immediately, the PIMCO Global Managed Asset Allocation Portfolio’s portfolio is jointly and primarily managed by Emmanuel Sharef, Brendon Shvetz, Usman Ali and Paul-James White. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Emmanuel Sharef, Brendon Shvetz, Usman Ali and Paul-James White. Dr. Sharef is an Executive Vice President of PIMCO and has managed the Portfolio since December 2019. Dr. Ali is an Executive Vice President of PIMCO and has managed the Portfolio since April 2026. Mr. White is an Executive Vice President of PIMCO and has managed the Portfolio since April 2026. Mr. Shvetz is a Senior Vice President of PIMCO and has managed the Portfolio since April 2026.

In addition, effective immediately, disclosure concerning the Portfolio’s portfolio managers in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Global Managed Asset Allocation	Usman Ali	4/26

Executive Vice President, PIMCO. Dr. Ali is an executive vice president in the Newport Beach office, focused on quantitative equity research and portfolio management. He also leads the quantitative equity research team. Prior to joining PIMCO in 2020, he was a portfolio manager at MIG Capital, responsible for managing and developing global quantitative equity strategies. His research papers have been published in the Journal of Financial Economics and have earned the 2018 and 2019 AQR Insight Award, CQA Academic Paper Award, and Crowell Memorial Prize. He has investment experience since 2009 and holds a Ph.D. in economics from Yale University.

PIMCO Balanced Allocation PIMCO Global Managed Asset Allocation	Emmanuel Sharef	12/19 12/19

Executive Vice President, PIMCO. Dr. Sharef is an executive vice president and portfolio manager in the Newport Beach office, focused on asset allocation strategies and multi-real-asset strategies and the residential real estate market. He is a member of the Americas Portfolio Committee and has served as a rotating member of the Investment Committee. Prior to joining PIMCO in 2011, he worked in the mortgage credit strategists group at Morgan Stanley. He has investment and financial services experience since 2008 and holds a Ph.D. in operations research from Cornell University, specializing in statistics and biometrics. He received an undergraduate degree from Princeton University.

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Balanced Allocation PIMCO Global Managed Asset Allocation	Brendon Shvetz	5/21 4/26

Senior Vice President, PIMCO. Mr. Shvetz is a portfolio manager in the Newport Beach office, responsible for asset allocation portfolios including PIMCO’s target date funds. He is also involved in the management of PIMCO’s macro-focused hedge fund. Previously, he focused on developed and emerging market rates, foreign exchange, and short duration assets. He has served as a rotating member of the firm’s Investment Committee and Americas portfolio committee. Prior to joining PIMCO in 2009, he worked in foreign policy, serving at the U.S. State Department on the Secretary of State’s staff and in the department’s 24-hourcommand center. Before that he was an aide in Congress. He has investment experience since 2009 and holds an MBA from Stanford Graduate School of Business and an undergraduate degree from the Wharton School of the University of Pennsylvania.

PIMCO Global Diversified Allocation PIMCO Global Managed Asset Allocation	Paul-James White	2/22 4/26

Executive Vice President, PIMCO. Mr. White is a portfolio manager on the quantitative portfolio management team in the Newport Beach office. Prior to joining PIMCO in 2021, he worked at Man AHL, where he was head of portfolio management and co-portfolio manager of Man AHL’s flagship multi-strategy program. Prior to Man AHL, Mr. White was a fellow of All Souls College, University of Oxford, as well as the Institut des Hautes Etudes Scientifiques, where he specialized in number theory research. He has served as a member of the investment committee of All Souls College, Oxford. He has investment experience since 2014 and holds a Ph.D. in mathematics from the University of Paris, a master’s degree from the University of Cambridge, and a bachelor’s degree awarded with the University Medal from the University of Wollongong.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_041626

PIMCO Variable Insurance Trust

Supplement Dated April 16, 2026 to the

PIMCO Balanced Allocation Portfolio Administrative Class Prospectus (the “Prospectus”),

dated April 30, 2025, as supplemented from time to time

Disclosure Related to the PIMCO Balanced Allocation Portfolio (the “Portfolio”)

Effective immediately, Erin Browne no longer manages the Portfolio. Therefore, effective immediately, all references to Ms. Browne in the Prospectus are removed in their entirety.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP3_041626

PIMCO Variable Insurance Trust

Supplement Dated April 16, 2026 to the

PIMCO Global Managed Asset Allocation Portfolio Administrative Class Prospectus,

PIMCO Global Managed Asset Allocation Portfolio Institutional Class Prospectus,

PIMCO Global Managed Asset Allocation Portfolio Advisor Class Prospectus,

(each, a “Prospectus” together, the “Prospectuses”)

each dated April 30, 2025, each as supplemented from time to time

Disclosure Related to the PIMCO Global Managed Asset Allocation Portfolio (the “Portfolio”)

Effective immediately, Erin Browne no longer manages the Portfolio. Therefore, effective immediately, all references to Ms. Browne in the Prospectuses are removed in their entirety.

Effective immediately, the PIMCO Global Managed Asset Allocation Portfolio’s portfolio is jointly and primarily managed by Emmanuel Sharef, Brendon Shvetz, Usman Ali and Paul-James White. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Emmanuel Sharef, Brendon Shvetz, Usman Ali and Paul-James White. Dr. Sharef is an Executive Vice President of PIMCO and has managed the Portfolio since December 2019. Dr. Ali is an Executive Vice President of PIMCO and has managed the Portfolio since April 2026. Mr. White is an Executive Vice President of PIMCO and has managed the Portfolio since April 2026. Mr. Shvetz is a Senior Vice President of PIMCO and has managed the Portfolio since April 2026.

In addition, effective immediately, disclosure concerning the Portfolio’s portfolio managers in the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Global Managed Asset Allocation	Usman Ali	4/26

Executive Vice President, PIMCO. Dr. Ali is an executive vice president in the Newport Beach office, focused on quantitative equity research and portfolio management. He also leads the quantitative equity research team. Prior to joining PIMCO in 2020, he was a portfolio manager at MIG Capital, responsible for managing and developing global quantitative equity strategies. His research papers have been published in the Journal of Financial Economics and have earned the 2018 and 2019 AQR Insight Award, CQA Academic Paper Award, and Crowell Memorial Prize. He has investment experience since 2009 and holds a Ph.D. in economics from Yale University.

PIMCO Balanced Allocation PIMCO Global Managed Asset Allocation	Emmanuel Sharef	12/19 12/19

Executive Vice President, PIMCO. Dr. Sharef is an executive vice president and portfolio manager in the Newport Beach office, focused on asset allocation strategies and multi-real-asset strategies and the residential real estate market. He is a member of the Americas Portfolio Committee and has served as a rotating member of the Investment Committee. Prior to joining PIMCO in 2011, he worked in the mortgage credit strategists group at Morgan Stanley. He has investment and financial services experience since 2008 and holds a Ph.D. in operations research from Cornell University, specializing in statistics and biometrics. He received an undergraduate degree from Princeton University.

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Balanced Allocation PIMCO Global Managed Asset Allocation	Brendon Shvetz	5/21 4/26

Senior Vice President, PIMCO. Mr. Shvetz is a portfolio manager in the Newport Beach office, responsible for asset allocation portfolios including PIMCO’s target date funds. He is also involved in the management of PIMCO’s macro-focused hedge fund. Previously, he focused on developed and emerging market rates, foreign exchange, and short duration assets. He has served as a rotating member of the firm’s Investment Committee and Americas portfolio committee. Prior to joining PIMCO in 2009, he worked in foreign policy, serving at the U.S. State Department on the Secretary of State’s staff and in the department’s 24-hourcommand center. Before that he was an aide in Congress. He has investment experience since 2009 and holds an MBA from Stanford Graduate School of Business and an undergraduate degree from the Wharton School of the University of Pennsylvania.

PIMCO Global Diversified Allocation PIMCO Global Managed Asset Allocation	Paul-James White	2/22 4/26

Executive Vice President, PIMCO. Mr. White is a portfolio manager on the quantitative portfolio management team in the Newport Beach office. Prior to joining PIMCO in 2021, he worked at Man AHL, where he was head of portfolio management and co-portfolio manager of Man AHL’s flagship multi-strategy program. Prior to Man AHL, Mr. White was a fellow of All Souls College, University of Oxford, as well as the Institut des Hautes Etudes Scientifiques, where he specialized in number theory research. He has served as a member of the investment committee of All Souls College, Oxford. He has investment experience since 2014 and holds a Ph.D. in mathematics from the University of Paris, a master’s degree from the University of Cambridge, and a bachelor’s degree awarded with the University Medal from the University of Wollongong.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP4_041626

Supplement dated April 16, 2026 to the

Statement of Additional Information (“SAI”) dated April 30, 2025,

as supplemented from time to time

Disclosure Related to the PIMCO Balanced Allocation Portfolio and PIMCO Global Managed Asset Allocation Portfolio (each, a “Portfolio” and together, the Portfolios)

Effective immediately, the PIMCO Global Managed Asset Allocation Portfolio is jointly and primarily managed by Emmanuel Sharef, Brendon Shvetz, Usman Ali and Paul-James White.

Accordingly, effective immediately, corresponding changes are made to the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI and the following is added:

	Total Number of Accounts	Total Assets of All Accounts (in $millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Ali*
Registered Investment Companies	0	$0.00	0	$0.00
Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	0	$0.00	0	$0.00

*	Effective April 16, 2026, Dr. Ali co-manages the PIMCO Global Managed Asset Allocation Portfolio. Information for Dr. Ali is as February 28, 2026.

In addition, effective immediately, the following is added to the end of the paragraph immediately preceding the above table:

Effective April 16, 2026, the PIMCO Balanced Allocation Portfolio is jointly and primarily managed by Emmanuel Sharef and Brendon Shvetz. Effective April 16, 2026, the PIMCO Global Managed Asset Allocation Portfolio is jointly and primarily managed by Emmanuel Sharef, Brendon Shvetz, Usman Ali and Paul-James White.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI and the following is added:

Portfolio Manager	Portfolios Managed by Portfolio Manager	Dollar Range of Shares Owned
Ali*	PIMCO Global Managed Asset Allocation	None

*

Effective April 16, 2026, Dr. Ali co-manages the PIMCO Global Managed Asset Allocation Portfolio. Information for Dr. Ali for the PIMCO Global Managed Asset Allocation Portfolio is as of March 31, 2026.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP5_041626